Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	42 Months Ended	51 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2010	Jul. 31, 2011	Apr. 30, 2012
Expenses:
Research and development	$ 701,201	$ 216,658	$ 1,725,194	$ 216,658		$ 648,314	$ 2,409,865
General and administrative	887,648	279,751	2,238,222	286,547	27,158	1,115,220	3,317,084
Loss from operations	(1,588,849)	(496,409)	(3,963,416)	(503,205)	(27,158)	(1,763,534)	(5,726,949)
Other income (expense):
Fair value of derivative liabilities in excess of proceeds						(808,590)	(808,590)
Adjustments to fair value of derivative liabilities	1,613,329		4,192,781			(1,041,795)	3,150,985
Loss on extinguishment of debt	(761,492)		(761,492)				(761,492)
Financing transaction costs						(210,000)	(210,000)
Non-cash interest expense	(74,562)		(236,864)				(236,864)
Interest expense		(1,400)		(1,400)		(1,357)	(1,357)
Impairment charges					(9,000)	(9,000)	(9,000)
Net loss before income taxes	(811,574)	(497,809)	(768,991)	(504,605)	(36,158)	(3,834,276)	(4,603,267)
Provision for income taxes		1,600	2,400	1,600		1,600	4,000
Net loss	$ (811,574)	$ (499,409)	$ (771,391)	$ (506,205)	$ (36,158)	$ (3,835,876)	$ (4,607,267)
Basic net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Diluted net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average shares used in computing basic net income (loss) per common share (in shares)	68,222,667	61,611,326	60,589,577	66,240,762	68,480,000
Weighted average shares used in computing diluted net income (loss) per common share (in shares)	68,222,667	61,611,326	60,589,577	66,240,762	68,480,000